Share-Based Payments - Narrative (Detail)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for award	518,000,000
2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	400,000,000
Maximum shares available per individual during the plan period	20,000,000
Restricted Stock Units (RSUs) [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Portfolio Performance Shares [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Performance Shares [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	3
Total Shareholder Return Units (TSRUs) [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Performance Total Shareholder Return Unit (PTSRUs) [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1
Share-based Payment Arrangement, Option [Member] | 2019 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares counted toward maximum	1